Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [abstract]
Schedule of foreign currency and securities price sensitivity

In thousands of USD		Effect on pre-tax equity	Effect on profit before tax
Change in EUR/USD
	5%	(85,448)	(150)
	(5)%	85,448	150
Change in EUR/AED
	5%	1,700	(79)
	(5)%	(1,700)	79
Change in EUR/KES
	5%	(4,932)	31
	(5)%	4,932	(31)
Change in EUR/MAD
	10%	(11,138)	(286)
	(10)%	11,138	286
Change in EUR/NGN
	5%	(11,353)	(118)
	(5)%	11,353	118
Change in EUR/DZD
	5%	(1,288)	(16)
	(5)%	1,288	16
Change in EUR/GHS
	10%	(1,919)	(17)
	(10)%	1,919	17
Change in EUR/UGX
	5%	(1,473)	(26)
	(5)%	1,473	26
Change in EUR/ZAR
	5%	(794)	(3)
	(5)%	794	3
Change in EUR/EGP
	10%	(16,177)	(47)
	(10)%	16,177	47
Change in EUR/TND
	5%	(629)	(21)
	(5)%	629	21

In thousands of USD		Effect on pre-tax equity	Effect on profit before tax
Change in USD/XOF
	5%	(1,504)	17
	(5)%	1,504	(17)
Change in USD/KES
	10%	(3,214)	376
	(10)%	3,214	(376)
Change in USD/MAD
	10%	(2,658)	(191)
	(10)%	2,658	191
Change in USD/NGN
	10%	(8,587)	(1,636)
	(10)%	8,587	1,636
Change in USD/DZD
	5%	(733)	—
	(5)%	733	—
Change in USD/GHS
	10%	(692)	(70)
	(10)%	692	70
Change in USD/UGX
	5%	(832)	(38)
	(5)%	832	38
Change in USD/ZAR
	10%	(696)	10
	(10)%	696	(10)
Change in USD/EGP
	10%	(5,037)	420
	(10)%	5,037	(420)
Change in USD/TND
	10%	(1,415)	16
	(10)%	1,415	(16)
As of December 31, 2022, if the interest rate curves had changed by +/-50bps, with all other variables held constant, the hypothetical impact on pre-tax equity would have been as follows:

In thousands of USD		Effect on pre-tax equity
CITI - listed investment grade bonds
	0.5%	(1,231)
	(0.5)%	1,231
As of December 31, 2022, if the exchange traded funds price had changed by 1%, with all other variables held constant, the hypothetical impact on profit before tax would have been as follows:

In thousands of USD		Effect on profit before tax
UBS - exchange traded funds price
	1%	386
	(1)%	(386)